Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Schedule of accounts receivable, net
Accounts receivable	$ 15,871,970	$ 13,107,350
Less: Allowance for doubtful accounts	(392,533)	(36,285)
Total accounts receivable, net	$ 15,479,437	$ 13,071,065